FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds

The following assumptions were used for estimating the fair value:

	As of December 31, 2012		As of September 30, 2013
			(unaudited)
Underlying share price	US$	1.01	US$	4.45
Conversion price	US$	19.125	US$	19.125
Time to maturity		5.04 years		4.29 years
Risk-free rate		0.73%		1.12%
Expected volatility		99.74%		83.21%
Comparable yield to maturity		17.32%		10.94%

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and September 30, 2013 are summarized below:

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)
Cash and cash equivalents
- Time deposits	676,476	—	—	676,476
- Restricted cash	150,462	—	—	150,462
Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311
Conversion option of convertible bonds	—	—	7,908	7,908

	Fair value measurements at September 30, 2013 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at September 30, 2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Cash and cash equivalents
- Time deposits	1,049,760	—	—	1,049,760	171,529
- Restricted cash	417,724	—	—	417,724	68,256
Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	5,310	—	5,310	868
- Financial liabilities	—	8,307	—	8,307	1,357
Conversion option of convertible bonds	—	—	46,570	46,570	7,609

Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2012 and 2013.

Conversion option of convertible bonds
(RMB’000)
Balance as of January 1, 2012	13,182
Repurchase of convertible bonds	(10,966)
Unrealized loss	7,103

Balance as of September 30, 2012 (unaudited)	9,319
Unrealized gain	(1,411)

Balance as of December 31, 2012 and January 1, 2013	7,908
Unrealized gain	38,662

Balance as of September 30, 2013 (unaudited)	46,570